Going Concern (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 445,813	$ 3,738,089	$ 3,848,950	$ 6,229,168	$ 13,194,969	$ 2,605,374
Accumulated deficit	33,188,070		33,188,070		29,339,120	$ 16,144,151
Working capital deficit	1,254,840		1,254,840		3,013,281
Stockholder debt	$ 768,839		$ 768,839		$ 893,000